OPPENHEIMER INSURED MUNICIPAL FUND

                     Supplement dated August 28, 2000 to the
                        Prospectus dated January 28, 2000

The Prospectus, as previously supplemented is further supplemented as follows:

1. The second paragraph of the section entitled "How the Fund is Managed" on page 12 is replaced with the following:

Portfolio Managers. The Portfolio Managers of the Fund are Jerry Webman and Merrell Hora. Mr. Webman is Senior Vice President, Senior Investment Officer and Director of the Fixed Income Department of the Manager. Mr. Hora is an Assistant Vice President and Portfolio Manager of the Manager. They are the persons principally responsible for the day-to-day management of the Fund's portfolio, and became the Fund's Portfolio Managers on August 28, 2000.

Prior to joining the Manager in February 1996, Mr. Webman was a Vice- President and portfolio manager at Prudential Investment Corporation from November, 1990. Mr. Hora became a Portfolio Manager of the Manager in August 2000. He was Senior Quantitative Analyst for the Manager's Fixed Income Department's Quantitative Analysis Team from July 1998 until August 2000. Before joining the Manager in July 1998, Mr. Hora was a quantitative analyst for Access Financial, a subsidiary of Cargill Financial Services Group from 1997, and was a teaching assistant, instructor and research assistant at the University of Minnesota from 1991 to 1998.

2. All references in the Prospectus to the "portfolio manager" are hereby changed to read "portfolio managers."


August 28, 2000                                                    PSO865.014

                       OPPENHEIMER INSURED MUNICIPAL FUND

                     Supplement dated August 28, 2000 to the
           Statement of Additional Information dated January 28, 2000

The Statement of Additional Information is changed as follows:

1. The section entitled "Trustees and Officers of the Fund" has the following change on page 30. Delete Christian Smith and add the following biographies for Jerry A. Webman and Merrell Hora.

Jerry A. Webman, Vice President and Portfolio Manager, Age: 50. Two World Trade Center, New York, New York 10048-0203 Senior Vice President, Senior Investment Officer and Director of the Fixed income Department of the Manager (since February 1996) and Senior Vice President of HarbourView Asset Management Corporation (since May 1999); before joining the Manager in February 1996, he was a Vice-President and portfolio manager with Prudential Investment Corporation from November 1990.

Merrell Hora, Vice President and Portfolio Manager, Age: 32. Two World Trade Center, New York, New York 10048-0203 Assistant Vice President of the Manager (since July 1998); Portfolio Manager of the Manager since August 2000, Senior Quantitative Analyst for the Manager's Fixed Income Department's Quantitative Analysis Team from July 1998 until August 2000; prior to joining the Manager in July 1998 he was a quantitative analyst with a subsidiary of the Cargill Financial Services Group (January 1997 -September 1997) and was a teaching assistant, instructor and research assistant at the University of Minnesota from which he obtained his Ph.D. in Economics.

2. All references in the Statement of Additional Information to the "portfolio manager" are hereby changed to read "portfolio managers".


August 28, 2000                                                      PXO865.008

                     OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

                     Supplement dated August 28, 2000 to the
           Statement of Additional Information dated January 28, 2000

The Statement of Additional Information is changed as follows:

3. The section entitled "Trustees and Officers of the Fund" has the following change on page 27. Delete Christian Smith and add the following biographies for Jerry A. Webman and Merrell Hora.

Jerry A. Webman, Vice President and Portfolio Manager, Age: 50. Two World Trade Center, New York, New York 10048-0203 Senior Vice President, Senior Investment Officer and Director of the Fixed Income Department of the Manager (since February 1996) and Senior Vice President of HarbourView Asset Management Corporation (since May 1999); before joining the Manager in February 1996, he was a Vice-President and portfolio manager with Prudential Investment Corporation from November 1990.

Merrell Hora, Vice President and Portfolio Manager, Age: 32. Two World Trade Center, New York, New York 10048-0203 Assistant Vice President of the Manager (since July 1998); Portfolio Manager of the Manager since August 2000, Senior Quantitative Analyst for the Manager's Fixed Income Department's Quantitative Analysis Team from July 1998 until August 2000; prior to joining the Manager in July 1998 he was a quantitative analyst with a subsidiary of the Cargill Financial Services Group (January 1997 -September 1997) and was a teaching assistant, instructor and research assistant at the University of Minnesota from which he obtained his Ph.D. in Economics.

2. All references in the Statement of Additional information to the "portfolio manager" are hereby changed to read "portfolio managers".


August 28, 2000                                                  PXO860.006

                     OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

                     Supplement dated August 28, 2000 to the
                        Prospectus dated January 28, 2000

The Prospectus, as previously supplemented is further supplemented as follows:

1. The second paragraph of the section entitled "How the Fund is Managed" on page 12 is replaced with the following:

Portfolio Managers. The Portfolio Managers of the Fund are Jerry Webman and Merrell Hora. Mr. Webman is Senior Vice President, Senior Investment Officer and Director of the Fixed Income Department of the Manager. Mr. Hora is an Assistant Vice President and Portfolio Manager of the Manager. They are the persons principally responsible for the day-to-day management of the Fund's portfolio, and became the Fund's Portfolio Managers on August 28, 2000.

Prior to joining the Manager in February 1996, Mr. Webman was a Vice- President and portfolio manager at Prudential Investment Corporation from November, 1990. Mr. Hora became a Portfolio Manager of the Manager in August 2000. He was Senior Quantitative Analyst for the Manager's Fixed Income Department's Quantitative Analysis Team from July 1998 until August 2000. Before joining the Manager in July 1998, Mr. Hora was a quantitative analyst for Access Financial, a subsidiary of Cargill Financial Services Group from 1997, and was a teaching assistant, instructor and research assistant at the University of Minnesota from 1991 to 1998.

2. All references in the Prospectus to the "portfolio manager" are hereby changed to read "portfolio managers."


August 28, 2000                                                      PSO860.014